Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment

5. Property and Equipment

Property and equipment are summarized as of December 31:

 Schedule of Property And Equipment

	2023	2022
Computers	$246,578	$259,207
Furniture and equipment	35,708	3,785
Total Property and Equipment	282,286	262,992
Less: accumulated depreciation	(183,415)	(179,895)
Net Property and Equipment	$98,871	$83,097

Depreciation and amortization expense was $27,983 and $24,807 for the years ended December 31, 2023 and 2022, respectively.